UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3848
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474
(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: February 28, 2011
Item 1. Schedule of Investments

Portfolio of Investments
Columbia High Yield Bond Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes (93.9%)

	Coupon	Principal
Issuer	Rate	Amount	Value
Aerospace & Defense (1.2%)
Esterline Technologies Corp.
08/01/20	7.000%	$445,000	$466,138
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000	6,524,000	7,355,810
Oshkosh Corp.
03/01/17	8.250	4,161,000	4,618,710
Oshkosh Corp. (a)
03/01/20	8.500	4,227,000	4,765,942
TransDigm, Inc.
Senior Subordinated Notes (a)(b)
12/15/18	7.750	5,434,000	5,855,135

Total			23,061,735

Automotive (1.2%)
Accuride Corp.
Senior Secured (a)
08/01/18	9.500	1,643,000	1,831,945
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500	1,390,000	1,400,425
Dana Holding Corp. (a)
Senior Unsecured
02/15/21	6.750	9,221,000	9,370,841
Lear Corp. (a)
03/15/18	7.875	5,313,000	5,844,300
03/15/20	8.125	4,246,000	4,734,290

Total			23,181,801

Brokerage (0.7%)
E*Trade Financial Corp.
Senior Unsecured
09/15/13	7.375	1,670,000	1,674,175
12/01/15	7.875	4,505,000	4,527,525
E*Trade Financial Corp. (a)
Senior Unsecured PIK
11/30/17	12.500	6,005,000	7,115,925

Total			13,317,625

Building Materials (1.6%)
Associated Materials LLC
Senior Secured (b)
11/01/17	9.125	2,513,000	2,717,181
Gibraltar Industries, Inc.
12/01/15	8.000	12,852,000	13,141,170
Interface, Inc. Senior Notes (b)
12/01/18	7.625	1,441,000	1,525,659
Norcraft Companies LP/Finance Corp.
Senior Secured
12/15/15	10.500	5,799,000	6,219,427
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09/01/12	9.750	3,090,000	3,117,038
Nortek, Inc.
Senior Secured
12/01/13	11.000	3,075,000	3,274,875

Total			29,995,350

Chemicals (4.4%)
Ashland, Inc.
06/01/17	9.125	3,605,000	4,193,066
CF Industries, Inc.
05/01/18	6.875	6,350,000	7,000,875
CF Industries, Inc. (a)
05/01/20	7.125	6,275,000	7,028,000
Celanese U.S. Holdings LLC (a)(b)
10/15/18	6.625	530,000	552,525
Chemtura Corp. (b)
09/01/18	7.875	2,121,000	2,264,168
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875	16,304,000	17,506,420
Hexion U.S. Finance Corp./Nova Scotia ULC (a)(b)
Secured
11/15/20	9.000	2,600,000	2,765,750
LyondellBasell Industries
Senior Secured (a)(b)
11/01/17	8.000	12,255,000	13,817,512
MacDermid, Inc.
Senior Subordinated Notes (b)
04/15/17	9.500	4,051,500	4,304,719
Momentive Performance Materials, Inc.
Secured (a)(b)
01/15/21	9.000	4,335,000	4,611,356
Nalco Co. (b)
01/15/19	6.625	4,285,000	4,429,619
Nova Chemicals Corp.
Senior Unsecured (a)
11/01/19	8.625	4,240,000	4,685,200
Polypore International, Inc. (b)
11/15/17	7.500	4,965,000	5,138,775
Reichhold Industries, Inc.
Senior Notes (b)
08/15/14	9.000	5,955,000	5,255,287

Total			83,553,272

Construction Machinery (2.5%)
Case New Holland, Inc.
Senior Notes (b)
12/01/17	7.875	10,135,000	11,325,863
Columbus McKinnon Corp. (b)
02/01/19	7.875	1,817,000	1,889,680
Manitowoc Co., Inc. (The) (a)
02/15/18	9.500	7,088,000	7,885,400

	Coupon	Principal
Issuer	Rate	Amount	Value
RSC Equipment Rental, Inc./Holdings III LLC
Senior Unsecured (a)(b)
02/01/21	8.250	2,760,000	2,911,800
United Rentals North America, Inc.
12/15/19	9.250	10,345,000	11,767,437
United Rentals North America, Inc. (a)
09/15/20	8.375	10,125,000	10,719,844

Total			46,500,024

Consumer Cyclical Services (0.7%)
Brickman Group Holdings, Inc.
Senior Notes (b)
11/01/18	9.125	1,932,000	2,052,750
Garda World Security Corp.
Senior Unsecured (b)
03/15/17	9.750	2,287,000	2,464,243
Realogy Corp.
Senior Secured (a)(b)
02/15/19	7.875	1,544,000	1,547,860
West Corp. (a)(b)
01/15/19	7.875	6,010,000	6,205,325

Total			12,270,178

Consumer Products (2.2%)
Central Garden and Pet Co.
03/01/18	8.250	8,025,000	8,426,250
Jarden Corp.
05/01/16	8.000	5,660,000	6,197,700
05/01/17	7.500	3,738,000	3,980,970
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000	4,182,000	4,568,835
NBTY, Inc. (b)
10/01/18	9.000	655,000	710,675
Sealy Mattress Co.
Senior Secured (a)(b)
04/15/16	10.875	2,646,000	3,003,210
Spectrum Brands Holdings, Inc.
Senior Secured (b)
06/15/18	9.500	8,880,000	9,945,600
Visant Corp. (a)
10/01/17	10.000	4,451,000	4,818,207

Total			41,651,447

Diversified Manufacturing (1.3%)
Amsted Industries, Inc.
Senior Notes (a)(b)
03/15/18	8.125	6,202,000	6,651,645
CPM Holdings, Inc.
Senior Secured (b)
09/01/14	10.625	5,568,000	6,027,360
Pinafore LLC/Inc.
Senior Secured (a)(b)
10/01/18	9.000	1,085,000	1,207,062
SPX Corp. (b)
09/01/17	6.875	4,225,000	4,541,875
WireCo WorldGroup, Inc.
Senior Unsecured (b)
05/15/17	9.500	5,132,000	5,465,580

Total			23,893,522

Electric (3.3%)
Calpine Corp.
Senior Secured (a)(b)
02/15/21	7.500	9,045,000	9,248,513
Edison Mission Energy
Senior Unsecured
05/15/17	7.000	4,430,000	3,599,375
Energy Future Holdings Corp.
Senior Secured (b)
01/15/20	10.000	65,000	67,688
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000	14,137,000	14,756,936
GenOn Energy, Inc.
Senior Unsecured (a)(b)
10/15/18	9.500	3,434,000	3,597,115
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560	6,118,381	6,332,524
NRG Energy, Inc.
02/01/16	7.375	5,670,000	5,868,450
NRG Energy, Inc. (a)
01/15/17	7.375	17,807,000	18,764,126

Total			62,234,727

Entertainment (2.0%)
AMC Entertainment Holdings, Inc.
Senior Subordinated Notes (a)(b)
12/01/20	9.750	5,465,000	5,861,213
AMC Entertainment, Inc. (a)
06/01/19	8.750	6,239,000	6,699,126
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
08/01/18	9.125	15,000	16,350
Regal Cinemas Corp.
07/15/19	8.625	8,195,000	8,789,138
Regal Entertainment Group (a)
08/15/18	9.125	2,480,000	2,647,400
Speedway Motorsports, Inc.
06/01/16	8.750	6,969,000	7,596,210
Speedway Motorsports, Inc. (b)
Senior Notes
02/01/19	6.750	414,000	420,210

	Coupon	Principal
Issuer	Rate	Amount	Value
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300	4,571,940	4,577,883
07/01/15	9.300	1,469,879	1,471,790

Total			38,079,320

Environmental (—%)
Casella Waste Systems, Inc. (b)
02/15/19	7.750	404,000	414,100
Food and Beverage (1.3%)
B&G Foods, Inc.
01/15/18	7.625	3,173,000	3,395,110
Cott Beverages, Inc.
11/15/17	8.375	550,000	592,625
09/01/18	8.125	2,274,000	2,447,392
Cott Beverages, Inc. (b)
09/01/18	8.125	17,000	18,296
Darling International, Inc. (b)
12/15/18	8.500	1,050,000	1,132,688
Dean Foods Co.
Senior Notes (a)(b)
12/15/18	9.750	3,094,000	3,210,025
Michael Foods, Inc.
Senior Notes (a)(b)
07/15/18	9.750	3,616,000	3,941,440
U.S. Foodservice (a)(b)
Senior Notes
06/30/15	10.250	3,498,000	3,629,175
U.S. Foodservice (b)
Senior Notes PIK
06/30/15	10.250	5,432,000	5,594,960

Total			23,961,711

Gaming (5.7%)
Boyd Gaming Corp.
Senior Subordinated Notes
02/01/16	7.125	4,102,000	3,927,665
Boyd Gaming Corp. (a)(b)
Senior Notes
12/01/18	9.125	11,818,000	12,467,990
Caesars Entertainment Operating Co., Inc.
Senior Secured
12/15/18	10.000	2,980,000	2,801,200
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03/01/12	10.125	451,000	441,980
FireKeepers Development Authority
Senior Secured (b)
05/01/15	13.875	9,635,000	11,465,650
MGM Resorts International
Senior Secured
11/15/17	11.125	2,505,000	2,887,013
MGM Resorts International (a)
02/27/14	5.875	1,515,000	1,454,400
06/01/16	7.500	3,816,000	3,672,900
Senior Unsecured
03/01/18	11.375	6,925,000	7,859,875
MGM Resorts International (b)
Senior Secured
03/15/20	9.000	3,905,000	4,305,262
Pinnacle Entertainment, Inc. (a)
05/15/20	8.750	5,898,000	6,288,742
Pokagon Gaming Authority
Senior Notes (b)
06/15/14	10.375	15,550,000	16,210,875
San Pasqual Casino (b)
09/15/13	8.000	1,445,000	1,448,613
Seminole Indian Tribe of Florida (b)
10/01/20	7.804	1,775,000	1,750,612
Senior Secured
10/01/20	6.535	5,120,000	5,043,302
Seneca Gaming Corp. (b)
12/01/18	8.250	4,212,000	4,359,420
Shingle Springs Tribal Gaming Authority
Senior Notes (b)
06/15/15	9.375	18,359,000	12,484,120
Tunica-Biloxi Gaming Authority
Senior Unsecured (b)
11/15/15	9.000	8,324,000	8,261,570

Total			107,131,189

Gas Distributors (0.4%)
Energy Transfer Equity LP
10/15/20	7.500	6,118,000	6,615,088
Gas Pipelines (1.4%)
El Paso Corp.
01/15/32	7.750	85,000	89,998
Senior Unsecured
06/01/18	7.250	335,000	376,875
El Paso Corp. (a)
Senior Unsecured
06/15/14	6.875	195,000	213,091
El Paso Corp. (b)
Senior Unsecured
09/15/20	6.500	11,811,000	12,696,825
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375	1,466,000	1,640,088
Regency Energy Partners LP/Finance Corp. (a)
12/01/18	6.875	5,867,000	6,116,347
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750	5,004,000	5,104,080

Total			26,237,304

Health Care (5.1%)
AMGH Merger Sub, Inc. (a)(b)
11/01/18	9.250	4,166,000	4,436,790

	Coupon	Principal
Issuer	Rate	Amount	Value
American Renal Holdings
Senior Secured
05/15/18	8.375	2,496,000	2,611,440
ConvaTec Healthcare SA
Senior Unsecured (b)
12/15/18	10.500	8,703,000	9,290,452
HCA, Inc.
Senior Secured
02/15/17	9.875	1,505,000	1,693,125
04/15/19	8.500	3,010,000	3,371,200
02/15/20	7.875	18,620,000	20,458,725
09/15/20	7.250	12,460,000	13,441,225
Hanger Orthopedic Group, Inc.
11/15/18	7.125	3,801,000	3,905,528
Healthsouth Corp. (a)
02/15/20	8.125	8,897,000	9,631,002
inVentiv Health, Inc. (b)
08/15/18	10.000	7,892,000	8,089,300
Multiplan, Inc. (b)
09/01/18	9.875	4,912,000	5,286,540
Radiation Therapy Services, Inc.
04/15/17	9.875	3,111,000	3,204,330
Radnet Management, Inc.
04/01/18	10.375	1,050,000	1,052,625
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/18	8.000	6,630,000	6,812,325
Vanguard Health Holding Co. II LLC/Inc. (a)(b)
Senior Notes
02/01/19	7.750	3,206,000	3,246,075

Total			96,530,682

Home Construction (1.4%)
Beazer Homes USA, Inc. (a)
06/15/18	9.125	7,260,000	7,514,100
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625	4,179,000	4,528,991
K Hovnanian Enterprises, Inc. (a)
10/15/15	11.875	4,760,000	4,688,600
William Lyon Homes, Inc.
02/15/14	7.500	12,380,000	9,037,400

Total			25,769,091

Independent Energy (9.8%)
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375	4,999,000	5,557,159
Berry Petroleum Co.
Senior Unsecured
11/01/20	6.750	1,630,000	1,682,975
Berry Petroleum Co. (a)
Senior Subordinated Notes
11/01/16	8.250	710,000	749,938
Brigham Exploration Co. (b)
10/01/18	8.750	3,905,000	4,324,788
Carrizo Oil & Gas, Inc. (b)
10/15/18	8.625	8,835,000	9,409,275
Chaparral Energy, Inc. (b)
10/01/20	9.875	2,097,000	2,332,913
09/01/21	8.250	4,335,000	4,410,862
Chesapeake Energy Corp.
08/15/20	6.625	16,037,000	16,919,035
Chesapeake Energy Corp. (a)
02/15/21	6.125	7,240,000	7,384,800
Comstock Resources, Inc.
10/15/17	8.375	4,362,000	4,520,122
Comstock Resources, Inc. (e)
04/01/19	7.750	1,495,000	1,500,606
Concho Resources, Inc.
Senior Notes
01/15/21	7.000	4,063,000	4,255,993
Concho Resources, Inc. (a)
10/01/17	8.625	4,271,000	4,708,777
Continental Resources, Inc.
10/01/20	7.375	1,732,000	1,861,900
Continental Resources, Inc. (b)(e)
04/01/21	7.125	3,866,000	4,097,960
Denbury Resources, Inc. (a)
03/01/16	9.750	5,245,000	5,953,075
02/15/20	8.250	3,256,000	3,597,880
EXCO Resources, Inc.
09/15/18	7.500	10,324,000	10,298,190
Goodrich Petroleum Corp.
Senior Notes (b)(e)
03/15/19	8.875	3,817,000	3,807,458
Hilcorp Energy I LP/Finance Co.
Senior Unsecured (b)
11/01/15	7.750	6,890,000	7,165,600
Laredo Petroleum, Inc.
Senior Notes (b)
02/15/19	9.500	10,168,000	10,650,980
Oasis Petroleum, Inc.
Senior Notes (b)
02/01/19	7.250	2,778,000	2,833,560
Petrohawk Energy Corp.
08/01/14	10.500	5,895,000	6,764,512
08/15/18	7.250	3,940,000	4,077,900
Petrohawk Energy Corp. (a)
06/01/15	7.875	4,364,000	4,625,840
Petrohawk Energy Corp. (b)
08/15/18	7.250	4,105,000	4,253,806
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875	5,820,000	6,096,450
Quicksilver Resources, Inc.
08/01/15	8.250	6,889,000	7,095,670
Range Resources Corp.
05/15/16	7.500	310,000	323,950
05/15/19	8.000	10,835,000	11,932,044
Range Resources Corp. (a)
05/01/18	7.250	3,010,000	3,201,888
08/01/20	6.750	5,000,000	5,275,000

	Coupon	Principal
Issuer	Rate	Amount	Value
Southwestern Energy Co.
Senior Notes (a)
02/01/18	7.500	9,135,000	10,391,062
Venoco, Inc.
Senior Unsecured (b)
02/15/19	8.875	1,150,000	1,167,250

Total			183,229,218

Life Insurance (0.9%)
ING Groep NV (f)
12/29/49	5.775	18,247,000	16,239,830
Media Cable (3.9%)
Bresnan Broadband Holdings LLC (b)
12/15/18	8.000	225,000	237,938
CCO Holdings LLC/Capital Corp. (a)
04/30/18	7.875	3,390,000	3,610,350
01/15/19	7.000	9,180,000	9,340,650
04/30/20	8.125	7,252,000	7,832,160
CSC Holdings LLC (a)
Senior Unsecured
04/15/14	8.500	3,590,000	4,020,800
02/15/19	8.625	1,395,000	1,607,738
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625	12,026,000	13,469,120
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (b)
11/15/17	8.625	7,359,000	7,782,142
DISH DBS Corp.
02/01/16	7.125	10,449,000	11,154,307
09/01/19	7.875	180,000	195,075
Insight Communications Co., Inc.
Senior Notes (b)
07/15/18	9.375	3,705,000	4,094,025
Quebecor Media, Inc.
Senior Unsecured
03/15/16	7.750	4,225,000	4,394,000
Quebecor Media, Inc. (a)
Senior Unsecured
03/15/16	7.750	2,800,000	2,912,000
Videotron Ltee
04/15/18	9.125	1,700,000	1,908,250

Total			72,558,555

Media Non-Cable (7.8%)
Belo Corp.
Senior Unsecured
11/15/16	8.000	45,000	49,106
Clear Channel Communications, Inc. (a)(b)
03/01/21	9.000	14,415,000	14,649,244
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250	8,711,000	9,690,987
Clear Channel Worldwide Holdings, Inc. (a)
12/15/17	9.250	2,333,000	2,589,630
Entravision Communications Corp.
Senior Secured (a)
08/01/17	8.750	9,058,000	9,782,640
Gray Television, Inc.
Senior Secured (a)
06/29/15	10.500	7,227,000	7,678,688
Intelsat Jackson Holdings SA
06/15/16	11.250	3,883,000	4,154,810
Intelsat Jackson Holdings SA (a)(b)
10/15/20	7.250	6,674,000	6,857,535
Intelsat Subsidiary Holding Co. SA (b)
01/15/15	8.875	5,874,000	6,064,905
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000	9,079,000	10,735,917
Interpublic Group of Companies, Inc. (The) (a)
Senior Unsecured
11/15/14	6.250	747,000	811,429
Nielsen Finance LLC/Co. (a)
05/01/16	11.500	2,046,000	2,409,165
Nielsen Finance LLC/Co. (b)
10/15/18	7.750	13,956,000	15,072,480
Salem Communications Corp.
Senior Secured (a)
12/15/16	9.625	5,755,000	6,316,113
Sinclair Television Group, Inc.
Secured (a)(b)
11/01/17	9.250	10,887,000	12,220,657
Sirius XM Radio, Inc. (b)
04/01/15	8.750	7,995,000	8,854,463
Univision Communications, Inc. (a)(b)
05/15/21	8.500	12,285,000	12,776,400
Senior Secured
11/01/20	7.875	6,140,000	6,585,150
XM Satellite Radio, Inc. (b)
11/01/18	7.625	7,918,000	8,373,285

Total			145,672,604

Metals (4.9%)
Arch Coal, Inc.
08/01/16	8.750	6,640,000	7,411,900
10/01/20	7.250	560,000	597,800
Consol Energy, Inc. (b)
04/01/17	8.000	6,334,000	6,919,895
04/01/20	8.250	4,443,000	4,898,408
FMG Resources August 2006 Proprietary Ltd. (a)(b)
Senior Notes
11/01/15	7.000	9,012,000	9,389,768
02/01/16	6.375	4,210,000	4,273,150
Noranda Aluminum Acquisition Corp.
PIK (f)
05/15/15	5.193	30,250,406	28,208,504
Novelis, Inc. (a)(b)
12/15/17	8.375	6,110,000	6,736,275
12/15/20	8.750	6,100,000	6,725,250

	Coupon	Principal
Issuer	Rate	Amount	Value
Rain CII Carbon LLC/Corp.
Senior Secured (a)(b)
12/01/18	8.000	5,235,000	5,601,450
United States Steel Corp.
Senior Unsecured
02/01/18	7.000	8,913,000	9,291,802
United States Steel Corp. (a)
Senior Unsecured
04/01/20	7.375	1,895,000	1,999,225

Total			92,053,427

Non-Captive Consumer (0.4%)
SLM Corp.
Senior Notes
01/25/16	6.250	4,738,000	4,856,450
Senior Unsecured
03/25/20	8.000	2,210,000	2,345,363

Total			7,201,813

Non-Captive Diversified (5.6%)
Ally Financial, Inc.
03/15/20	8.000	32,385,000	36,473,606
Ally Financial, Inc. (a)
12/01/14	6.750	2,515,000	2,691,050
Ally Financial, Inc. (a)(b)
09/15/20	7.500	2,755,000	3,009,838
CIT Group, Inc. (a)
Senior Secured
05/01/16	7.000	2,925,000	2,950,594
05/01/17	7.000	30,550,000	30,779,125
Ford Motor Credit Co. LLC
Senior Unsecured (a)
04/15/15	7.000	10,025,000	10,922,959
International Lease Finance Corp. (a)
Senior Unsecured
09/01/17	8.875	6,645,000	7,608,525
12/15/20	8.250	4,250,000	4,728,125
International Lease Finance Corp. (b)
Senior Unsecured
03/15/17	8.750	5,365,000	6,129,512

Total			105,293,334

Oil Field Services (1.1%)
McJunkin Red Man Corp.
Senior Secured (b)
12/15/16	9.500	5,671,000	5,557,580
Offshore Group Investments Ltd.
Senior Secured (b)
08/01/15	11.500	10,350,000	11,564,103
Trinidad Drilling Ltd.
Senior Unsecured (b)
01/15/19	7.875	4,186,000	4,408,441

Total			21,530,124

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09/01/18	8.250	5,110,000	5,518,800
Other Industry (0.7%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125	4,530,000	4,767,825
Chart Industries, Inc.
10/15/15	9.125	6,575,000	6,739,375
Interline Brands, Inc.
11/15/18	7.000	2,395,000	2,484,813

Total			13,992,013

Packaging (2.3%)
Ardagh Packaging Finance PLC (a)(b)
10/15/20	9.125	3,580,000	3,929,050
Senior Secured
10/15/17	7.375	1,635,000	1,741,275
Crown Americas LLC/Capital Corp. II (a)
05/15/17	7.625	4,225,000	4,605,250
Greif, Inc.
Senior Unsecured
08/01/19	7.750	855,000	942,638
Reynolds Group Issuer, Inc./LLC (b)
04/15/19	9.000	4,740,000	4,941,450
02/15/21	8.250	5,607,000	5,649,052
Senior Secured
10/15/16	7.750	5,373,000	5,775,975
04/15/19	7.125	8,320,000	8,528,000
Silgan Holdings, Inc.
Senior Unsecured
08/15/16	7.250	7,325,000	7,911,000

Total			44,023,690

Paper (1.6%)
Cascades, Inc.
12/15/17	7.750	6,570,000	6,873,863
Cascades, Inc. (a)
01/15/20	7.875	7,342,000	7,663,212
Graphic Packaging International, Inc. (a)
06/15/17	9.500	5,230,000	5,805,300
10/01/18	7.875	1,176,000	1,270,080
Verso Paper Holdings LLC/Inc.
Senior Secured (a)(b)
02/01/19	8.750	7,243,000	7,568,935

Total			29,181,390

Pharmaceuticals (1.2%)
Giant Funding Corp.
Secured (a)(b)
02/01/18	8.250	5,874,000	6,050,220
Mylan, Inc. (b)
11/15/18	6.000	3,661,000	3,747,949
Valeant Pharmaceuticals International (a)(b)
10/01/17	6.750	2,195,000	2,271,825

	Coupon	Principal
Issuer	Rate	Amount	Value
Valeant Pharmaceuticals International (b)
10/01/20	7.000	2,920,000	3,018,550
Warner Chilcott Co./Finance LLC (b)
09/15/18	7.750	6,905,000	7,267,512

Total			22,356,056

Refining (0.3%)
United Refining Co.
Senior Secured (b)(e)
02/28/18	10.500	6,085,000	6,024,150
Retailers (1.3%)
QVC, Inc. (a)(b)
Senior Secured
04/15/17	7.125	4,287,000	4,565,655
QVC, Inc. (b)
Senior Secured
10/15/20	7.375	4,287,000	4,544,220
Rite Aid Corp.
Senior Secured (a)
08/15/20	8.000	5,057,000	5,467,881
Toys R Us — Delaware, Inc.
Senior Secured (a)(b)
09/01/16	7.375	51,000	54,188
Toys R Us Property Co. II LLC
Senior Secured
12/01/17	8.500	6,209,000	6,752,287
Toys R Us, Inc.
Senior Unsecured
10/15/18	7.375	3,854,000	3,863,635

Total			25,247,866

Technology (4.6%)
Amkor Technology, Inc.
Senior Unsecured (a)
05/01/18	7.375	5,013,000	5,257,384
Avaya, Inc. (a)
11/01/15	9.750	2,020,000	2,090,700
Avaya, Inc. (a)(b)
Senior Secured
04/01/19	7.000	6,370,000	6,306,300
CommScope, Inc. (a)(b)
01/15/19	8.250	3,952,000	4,100,200
First Data Corp.
09/24/15	9.875	543,000	547,073
PIK
09/24/15	10.550	290,000	308,125
First Data Corp. (a)
09/24/15	9.875	4,512,000	4,557,120
First Data Corp. (a)(b)
Senior Secured
08/15/20	8.875	6,645,000	7,276,275
01/15/21	8.250	5,721,000	5,692,395
First Data Corp. (b)
01/15/21	12.625	12,496,000	13,089,560
Freescale Semiconductor, Inc.
Senior Secured (b)
04/15/18	9.250	3,655,000	4,075,325
Interactive Data Corp. (b)
08/01/18	10.250	7,900,000	8,848,000
NXP BV/Funding LLC
Senior Secured (b)
08/01/18	9.750	13,589,000	15,559,405
SunGard Data Systems, Inc.
Senior Unsecured (a)(b)
11/15/18	7.375	7,679,000	7,928,567

Total			85,636,429

Transportation Services (1.0%)
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250	3,745,000	3,974,381
Avis Budget Car Rental LLC/Finance, Inc. (a)
03/15/18	9.625	3,095,000	3,458,663
Hertz Corp. (The) (a)(b)
10/15/18	7.500	5,115,000	5,396,325
01/15/21	7.375	6,299,000	6,566,707

Total			19,396,076

Wireless (5.8%)
Clearwire Communications LLC/Finance, Inc. (a)(b)
Senior Secured
12/01/15	12.000	4,675,500	5,026,162
12/01/15	12.000	2,556,000	2,747,700
12/01/17	12.000	3,428,000	3,702,240
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750	10,420,000	11,019,150
Crown Castle International Corp.
Senior Unsecured
11/01/19	7.125	4,105,000	4,371,825
MetroPCS Wireless, Inc.
11/15/20	6.625	5,010,000	4,878,488
MetroPCS Wireless, Inc. (a)
09/01/18	7.875	8,570,000	8,998,500
NII Capital Corp.
08/15/16	10.000	1,569,000	1,776,893
Nextel Communications, Inc. (a)
08/01/15	7.375	9,307,000	9,330,267
SBA Telecommunications, Inc.
08/15/16	8.000	6,955,000	7,580,950
08/15/19	8.250	4,940,000	5,446,350
Sprint Capital Corp. (a)
05/01/19	6.900	2,502,000	2,523,893
11/15/28	6.875	45,000	40,556
Sprint Nextel Corp.
Senior Unsecured
12/01/16	6.000	3,220,000	3,211,950
Sprint Nextel Corp. (a)
Senior Unsecured
08/15/17	8.375	18,544,000	20,560,660

	Coupon	Principal
Issuer	Rate	Amount	Value
Wind Acquisition Finance SA (a)(b)
Senior Secured
02/15/18	7.250	7,709,000	8,017,360
Wind Acquisition Finance SA (a)(c)(d)(g)
Escrow
07/15/17	0.000	8,330,000	—
Wind Acquisition Finance SA (b)
07/15/17	11.750	8,330,000	9,558,675

Total			108,791,619

Wirelines (4.0%)
Cincinnati Bell, Inc.
10/15/20	8.375	5,285,000	5,218,938
Cincinnati Bell, Inc. (a)
10/15/17	8.250	4,762,000	4,809,620
Frontier Communications Corp. (a)
Senior Unsecured
04/15/17	8.250	2,497,000	2,759,185
03/15/19	7.125	8,536,000	8,877,440
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500	4,608,000	5,057,280
Integra Telecom Holdings, Inc.
Senior Secured (b)
04/15/16	10.750	4,225,000	4,584,125
Level 3 Financing, Inc.
11/01/14	9.250	2,600,000	2,684,500
02/15/17	8.750	8,274,000	8,129,205
02/01/18	10.000	3,490,000	3,555,438
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875	6,745,000	7,318,325
PAETEC Holding Corp. (a)
07/15/15	9.500	564,000	594,315
PAETEC Holding Corp. (a)(b)
Senior Unsecured
12/01/18	9.875	8,615,000	9,282,662
tw telecom holdings, inc. (a)
03/01/18	8.000	4,798,000	5,145,855
Windstream Corp.
11/01/17	7.875	105,000	114,056
Windstream Corp. (a)
09/01/18	8.125	935,000	1,000,450
Windstream Corp. (b)
10/15/20	7.750	5,450,000	5,647,562

Total			74,778,956

Total Corporate Bonds & Notes
(Cost: $1,642,762,687)			$1,763,124,116

Senior Loans (0.5%)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value
CONSUMER CYCLICAL SERVICES (0.1%)
Brickman Group Holdings, Inc.
Tranche B Term Loan
10/14/16	7.000%	$2,180,000	$2,222,248
CONSUMER PRODUCTS (0.2%)
Visant Corp.
Tranche B Term Loan
12/22/16	7.000	3,735,637	3,769,856
GAMING (0.2%)
Great Lakes Gaming of Michigan LLC (c)(d)
Development Term Loan
08/15/12	9.000	2,226,884	2,222,653
Non-Gaming Land Acquisition Letter of Credit
08/15/12	9.000	496,529	495,585

Total			2,718,238

Total Senior Loans
(Cost: $8,532,078)			$8,710,342

Common Stocks (0.3%)

Issuer	Shares	Value
CONSUMER DISCRETIONARY (—%)
Textiles, Apparel & Luxury Goods (—%)
Arena Brands, Inc. (c)(d)(g)	111,111	$—
MATERIALS (0.3%)
Chemicals (0.3%)
Chemtura Corp. (a)(h)	328,946	5,351,952

Total Common Stocks
(Cost: $7,133,638)		$5,351,952

Limited Partnerships (—%)
FINANCIALS (—%)
Varde Fund V LP (c)(d)	25,000,000	$496,275

Total Limited Partnerships
(Cost: $—)		$496,275

Money Market Fund (4.0%)

	Shares	Value
Columbia Short-Term Cash Fund, 0.252% (i)(j)	75,861,600	$75,861,600

Total Money Market Fund
(Cost: $75,861,600)		$75,861,600

Investments of Cash Collateral Received for Securities on Loan (20.8%)

	Effective	Par/
Issuer	Yield	Principal	Value
Asset-Backed Commercial Paper (1.9%)
Grampian Funding LLC
03/09/11	0.270%	$4,998,950	$4,998,950
03/17/11	0.270	9,997,675	9,997,675
Macquarie Bank Ltd.
05/09/11	0.395	9,990,235	9,990,235
05/10/11	0.395	4,995,062	4,995,062
Rhein-Main Securitisation Ltd.
04/12/11	0.551	4,993,125	4,993,125

Total			34,975,047

Certificates of Deposit (15.3%)
Australia and New Zealand Bank Group
05/17/11	0.410	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.240	15,000,000	15,000,000
Barclays Bank PLC
03/15/11	0.440	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.260	10,000,000	10,000,000
Credit Agricole
04/21/11	0.400	15,000,370	15,000,370
Credit Industrial et Commercial
03/07/11	0.400	10,000,000	10,000,000
04/04/11	0.500	5,000,000	5,000,000
05/23/11	0.400	3,000,000	3,000,000
Credit Suisse
04/15/11	0.260	10,000,000	10,000,000
DZ Bank AG
03/07/11	0.350	5,000,000	5,000,000
03/18/11	0.350	10,000,000	10,000,000
Den Danske Bank
03/04/11	0.330	5,000,000	5,000,000
Deutsche Bank AG
07/08/11	0.340	15,000,000	15,000,000
Development Bank of Singapore Ltd.
04/04/11	0.400	5,000,000	5,000,000
04/26/11	0.400	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
03/11/11	0.330	10,000,000	10,000,000
KBC Bank NV
03/07/11	0.450	3,000,000	3,000,000
03/24/11	0.450	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350	5,000,000	5,000,000
National Australia Bank Ltd.
03/17/11	0.314	10,000,000	10,000,000
National Bank of Canada
03/21/11	0.360	10,000,000	10,000,000
Natixis
05/09/11	0.503	7,000,000	7,000,000
Norinchukin Bank
05/13/11	0.350	7,000,000	7,000,000
Pohjola Bank PLC
03/14/11	0.610	5,000,000	5,000,000
Rabobank Group
04/27/11	0.312	16,000,000	16,000,000
Societe Generale
05/31/11	0.364	15,000,000	15,000,000
Standard Chartered Bank PLC
05/05/11	0.350	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510	10,000,000	10,000,000
Union Bank of Switzerland
04/18/11	0.343	10,000,000	10,000,000
08/15/11	0.366	5,000,000	5,000,000
United Overseas Bank Ltd.
04/18/11	0.390	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.250	15,000,000	15,000,000

Total			287,000,370

Commercial Paper (0.9%)
ASB Finance Ltd.
05/03/11	0.391	7,984,920	7,984,920
Macquarie Bank Ltd.
03/30/11	0.400	4,995,278	4,995,278
PB Capital Corp.
05/16/11	0.591	3,993,772	3,993,772

Total			16,973,970

Other Short-Term Obligations (0.5%)
Goldman Sachs Group, Inc. (The)
04/14/11	0.330	5,000,000	5,000,000
Natixis Financial Products LLC
03/01/11	0.530	5,000,000	5,000,000

Total			10,000,000

	Effective	Par/
Issuer	Yield	Principal	Value
Repurchase Agreements (2.2%)
Barclays Capital, Inc. (k)
dated 10/13/10, matures 03/31/11,
repurchase price $15,004,263	0.330%	15,000,000	15,000,000
dated 01/04/11, matures 03/31/11,
repurchase price $5,001,421	0.330	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 02/28/11, matures 03/01/11, repurchase price $10,000,064 (k)	0.230	8,500,000	8,500,000
Goldman Sachs & Co. dated 02/28/11, matures 03/01/11, repurchase price $5,082,919 (k)	0.200	7,442,701	7,442,701
RBS Securities, Inc. dated 08/18/10, matures 04/04/11, repurchase price $5,001,604 (k)	0.330	5,000,000	5,000,000

Total			40,942,701

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $389,892,088)			$389,892,088

Total Investments
(Cost: $2,124,182,091) (l)			$2,243,436,373	(m)
Other Assets & Liabilities, Net			(365,902,255)

Net Assets			$1,877,534,118

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGrow-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At February 28, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to $719,503,280 or 38.32% of net assets.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2011 was $9,264,186, representing 0.49% of net assets. Information concerning such security holdings at February 28, 2011 was as follows:

	Acquisition
Security	Dates	Cost

Arena Brands, Inc.	09/03/92	$5,888,888
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.000% 2012	03/02/07 thru 09/15/07	2,214,326
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.000% 2012	03/02/07 thru 09/15/07	493,643
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 2015	08/12/96 thru 04/03/02	4,419,503
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 2015	12/06/01	1,274,612
Varde Fund V LP	04/27/00 thru 06/19/00	—
Wind Acquisition Finance SA
Escrow
0.000% 2017	11/15/10	—
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At February 28, 2011, the value of these securities amounted to $9,264,186, which represents 0.49% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2011.

(g)	Negligible market value.

(h)	Non-income producing.

(i)	The rate shown is the seven-day current annualized yield at February 28, 2011.

(j)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$57,135,679	$593,141,386	$(574,415,465)	$—	$75,861,600	$96,331	$75,861,600
(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.330%)

Security description	Value

Banco Bilbao Vizcaya	$2,148,428
BPCE	1,939,476
Caisse Centrale	939,603
Caisse D’Amort De La	769,415
Electricite De France	892,063
Gdz Suez	499,835
Intesa Funding LLC	444,792
John Deere Credit Inc	272,429
KFW	1,458,895
Koch Resources LLC	565,834
Nieuw Amsterdam	798,196
Novartis Finance	966,423
Prudential PLC	1,651,346
Royal Park Investments	1,003,274
Societe Generale	404,991
Swed Bank	995,000

Total market value of collateral securities	$15,750,000

Barclays Capital, Inc. (0.330%)

Security description	Value

Banco Bilbao Vizcaya	$716,143
BPCE	646,492
Caisse Centrale	313,201
Caisse D’Amort De La	256,472
Electricite De France	297,354
Gdz Suez	166,612
Intesa Funding LLC	148,264
John Deere Credit Inc	90,809
KFW	486,298
Koch Resources LLC	188,611
Nieuw Amsterdam	266,065
Novartis Finance	322,141
Prudential PLC	550,449
Royal Park Investments	334,425
Societe Generale	134,997
Swed Bank	331,667

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security description	Value

Fannie Mae Interest Strip	$477,366
Fannie Mae Pool	3,228,150
Fannie Mae Principal Strip	83,788
Fannie Mae REMICS	457,952
Federal Farm Credit Bank	33,614
Federal Home Loan Banks	356,337
Federal Home Loan Mortgage Corp	72,374
Federal National Mortgage Association	260,477
Freddie Mac Coupon Strips	250
Freddie Mac Gold Pool	61,700
Freddie Mac Non Gold Pool	1,493,387
Freddie Mac Reference REMIC	3,936
Freddie Mac REMICS	202,823
Freddie Mac Strips	72,292
Ginnie Mae I Pool	188,450
Ginnie Mae II Pool	520,552
Government National Mortgage Association	560,787
United States Treasury Inflation Indexed Bonds	73,500
United States Treasury Strip Coupon	431,076
United States Treasury Strip Principal	91,189

Total market value of collateral securities	$8,670,000

Goldman Sachs & Co. (0.200%)

Security description	Value

Government National Mortgage Association	$7,591,555

Total market value of collateral securities	$7,591,555

RBS Securities, Inc. (0.330%)

Security description	Value

Fannie Mae REMICS	$1,670,367
FHLMC Structured Pass Through Securities	1,616,188
Freddie Mac REMICS	1,141,014
Government National Mortgage Association	672,443

Total market value of collateral securities	$5,100,012

(l)	At February 28, 2011, the cost of securities for federal income tax purposes was approximately $2,124,182,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$132,797,000
Unrealized depreciation	(13,543,000)

Net unrealized appreciation	$119,254,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
PIK            Payment-in-Kind
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
     The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair value at February 28, 2011
	Level 1	Level 2
	quoted prices	Other	Level 3
	in active	Significant	Significant
	markets for	Observable	Unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Bonds & Notes
Entertainment	$—	$32,029,647	$6,049,673	$38,079,320
All Other Industries	—	1,725,044,796	—	1,725,044,796

Total Bonds	—	1,757,074,443	6,049,673	1,763,124,116

Equity Securities
Common Stocks
Materials	5,351,952	—	—	5,351,952

Total Equity Securities	5,351,952	—	—	5,351,952

Other
Senior Loans
Gaming	—	—	2,718,238	2,718,238
All Other Industries	—	5,992,104	—	5,992,104
Limited Partnerships
Financials	—	—	496,275	496,275
Affiliated Money Market Fund(c)	75,861,600	—	—	75,861,600
Investments of Cash Collateral Received for Securities on Loan	—	389,892,088	—	389,892,088

Total Other	75,861,600	395,884,192	3,214,513	474,960,305

Total	$81,213,552	$2,152,958,635	$9,264,186	$2,243,436,373

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds	Senior	Limited
	& Notes	Loans	Partnerships	Total

Balance as of May 31, 2010	$7,160,912	$5,094,505	$648,825	$12,904,242
Accrued discounts/premiums	47,330	12,420	—	59,750
Realized gain (loss)	58,935	16,535	246,178	321,648
Change in unrealized appreciation (depreciation)*	(193,796)	137,548	(152,550)	(208,798)
Sales	(1,023,708)	(2,542,770)	(246,178)	(3,812,656)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of February 28, 2011	$6,049,673	$2,718,238	$496,275	$9,264,186

*	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2011 was $(229,036), which is comprised of Corporate Bonds & Notes of $(193,796), Senior Loans of $117,310, and Limited Partnerships of $(152,550).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource High Yield Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date April 21, 2011